Cover Page	Feb. 23, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 23, 2021
Entity Registrant Name	ProPetro Holding Corp.
Entity Central Index Key	0001680247
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38035
Entity Tax Identification Number	26-3685382
Entity Address, Address Line One	1706 South Midkiff
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79701
City Area Code	432
Local Phone Number	688-0012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.001 per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PUMP
Security Exchange Name	NYSE
Preferred Stock Purchase Rights
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true